6 INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Notes
6 INTANGIBLE ASSETS

6          INTANGIBLE ASSETS

December 31, 2018

	Opening			Closing	Opening	Amortization	Closing
	cost			cost	accumulated	during the	amortization	Net book
	balance	Additions	Disposals	balance	amortization	period	balance	value
Software platform	$ 4,499,350	$ 1,006,995	$ -	$ 5,506,345	$ 1,606,831	$ 1,018,645	$ 2,625,476	$ 2,880,869
Intellectual property	2,495,000	525,000	-	3,020,000	1,301,333	498,996	1,800,329	1,219,671
Customer relationships	1,195,000	-	-	1,195,000	633,008	239,004	872,012	322,988
Music label contracts	980,000	-	-	980,000	506,333	195,996	702,329	277,671
	$ 9,169,350	$ 1,531,995	$ -	$ 10,701,345	$ 4,047,505	$ 1,952,641	$ 6,000,146	$ 4,701,199

December 31, 2017

	Opening			Closing	Opening	Amortization	Closing
	cost			cost	accumulated	during the	amortization	Net book
	balance	Additions	Disposals	balance	amortization	period	balance	value
Software platform	$ 3,147,753	$ 1,351,597	$ -	$ 4,499,350	$ 826,496	$ 780,335	$ 1,606,831	$ 2,892,519
Intellectual property	2,495,000	-	-	2,495,000	802,333	499,000	1,301,333	1,193,667
Customer relationships	1,195,000	-	-	1,195,000	394,004	239,004	633,008	561,992
Music label contracts	980,000	-	-	980,000	310,333	196,000	506,333	473,667
	$ 7,817,753	$ 1,351,597	$ -	$ 9,169,350	$ 2,333,166	$ 1,714,339	$ 4,047,505	$ 5,121,845